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                 UNITED STATES                / Estimated average burden    /
      SECURITIES AND EXCHANGE COMMISSION      / hours per form........24.60 /
            Washington, D.C.  20549           -------------------------------
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                   FORM 13F                   /        SEC USE ONLY         /
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                                              /                             /
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      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

    Report for the Calendar Year or Quarter Ended: December, 1999
                                                  ----------------

               (Please read instructions before preparing form)

If amended report check here: [_]

Account Management Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

2 Newbury Street               Boston                MA                02116
--------------------------------------------------------------------------------
Business Address   (Street)          (City)         (State)            (Zip)

Peter deRoetth, President (617) 236-4200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

_____________________________________ATTENTION_________________________________
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
________________________________________________________________________________

     This institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 1999.

                                                   Peter deRoetth
                                        ----------------------------------------
                                               (Name of Institutional
                                                  Investment Manger

                                               /s/ Peter deRoetth
                                        ----------------------------------------
                                          (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:  Name:                   13F File No.:
-------------------------------------  -----------------------------------------
1.                                     6.
-------------------------------------  -----------------------------------------
2.                                     7.
-------------------------------------  -----------------------------------------
3.                                     8.
-------------------------------------  -----------------------------------------
4.                                     9.
-------------------------------------  -----------------------------------------
5.                                     10.
-------------------------------------  -----------------------------------------

                                                                 SEC 1685 (5/91)

Page 1 of 5                       FORM 13F

              NAME OF REPORTING MANAGER Account Management Corp.

                                                                                                       ITEM 5:
    ITEM 1:               ITEM 2:                    ITEM 3:               ITEM 4:                    SHARES OR
NAME OF ISSUER          TITLE OF CLASS           CUSIP NUMBER         FAIR MARKET VALUE            PRINCIPAL AMOUNT
Maxim integrated       Common Stock            57772K101                 226,084,750                4,791,200
 Prods.
Miller Industies       Common Stock            600551105                  25,640,288                5,440,000
 TENN
Microstrategy Inc.     Common Stock            594972101                  46,609,500                  221,950
Supertex Inc.          Common Stock            868532102                  19,567,744                  969,300
US Internetworking     Common Stock            917311805                  46,783,898                  669,537
 Inc.
US Internetworking     Warrants                917311805                   3,199,541                   48,204
 Inc.
Corporate Executive    Common Stock            21988R102                  20,595,525                  368,600
 Board
Suiza Foods            Common Stock            865077101                  10,207,400                  257,600
Costar Group           Common Stock            22160N109                   8,251,250                  230,000
Information Holdings   Common Stock            456727106                   1,987,875                   68,400

     COLUMN TOTALS                                                       398,927,771


                                        ITEM 6:                       ITEM 7:                           ITEM 8:
    ITEM 1:                       INVESTMENT DISCRETION              MANAGERS                      VOTING AUTHORITY
NAME OF ISSUER          (a) Sole    (b) Shared-  (c) Shared-                                            (SHARES)
                                    As Defined        Other        See Instr. V         (a) Sole        (b) Shared     (c) None
                                    in Instr. V
Maxim integrated        4,791,200                                                         4,791,200
 Prods.
Miller Industies        5,440,000                                                         5,440,000
 TENN
Microstrategy Inc.        221,950                                                           221,950
Supertex Inc.             969,300                                                           969,300
US Internetworking        669,537                                                           669,537
 Inc.
US Internetworking         48,204                                                            48,204
 Inc.
Corporate Executive       368,600                                                           368,600
 Board
Suiza Foods               257,600                                                           257,600
Costar Group              230,000                                                           230,000
Information Holdings       68,400                                                            68,400



Page 2 of 5                       FORM 13F

              NAME OF REPORTING MANAGER Account Management Corp.

                                                                                                       ITEM 5:
    ITEM 1:               ITEM 2:                    ITEM 3:               ITEM 4:                    SHARES OR
NAME OF ISSUER          TITLE OF CLASS           CUSIP NUMBER         FAIR MARKET VALUE            PRINCIPAL AMOUNT
Lionbridge             Common Stock            536252109                   1,383,350                   75,800
 Technology
IDT Corp.              Common Stock            448947101                   3,137,025                  166,200
Women First            Common Stock            978150100                     346,500                   66,000
 Healthcare
Critical Path          Common Stock            22674V100                   9,534,800                  101,031
Landec Corp.           Common Stock            514766104                   1,170,000                  156,000
EMC Corp., MASS        Common Stock            268648102                     985,500                    9,000
American Capital       Common Stock            024937104                     548,275                   24,100
 Strategies
Computer Sciences      Common Stock            205363104                     920,607                    9,729
 Corp.
Sinclair Broadcast     Common Stock            829226109                     191,250                   15,000
 Group Cl. A
Acme Communications    Common Stock            004631107                     249,375                    7,500

     COLUMN TOTALS                                                        18,466,682


                                        ITEM 6:                       ITEM 7:                          ITEM 8:
    ITEM 1:                       INVESTMENT DISCRETION              MANAGERS                      VOTING AUTHORITY
NAME OF ISSUER          (a) Sole    (b) Shared-  (c) Shared-                                           (SHARES)
                                    As Defined        Other        See Instr. V         (a) Sole        (b) Shared     (c) None
                                    in Instr. V
Lionbridge                 75,800                                                           75,800
 Technology
IDT Corp.                 166,200                                                          166,200
Women First                66,000                                                           66,000
 Healthcare
Critical Path             101,031                                                          101,031
Landec Corp.              156,000                                                          156,000
EMC Corp., MASS             9,000                                                            9,000
American Capital           24,100                                                           24,100
 Strategies
Computer Sciences           9,729                                                            9,729
 Corp.
Sinclair Broadcast         15,000                                                           15,000
 Group Cl. A
Acme Communications         7,500                                                            7,500


Page 3 of 5                       FORM 13F

              NAME OF REPORTING MANAGER Account Management Corp.

                                                                                                       ITEM 5:
    ITEM 1:               ITEM 2:                    ITEM 3:               ITEM 4:                    SHARES OR
NAME OF ISSUER          TITLE OF CLASS           CUSIP NUMBER         FAIR MARKET VALUE            PRINCIPAL AMOUNT
Nocopi Technologies    Common Stock            655212207                      28,650                  191,000
 Com Par $.01
Mother Nature.com      Common Stock            61978K105                     424,125                   58,000
Oak Industries         Common Stock            671400505                  35,554,445                  335,040
Federal National       Common Stock            31358610                    2,316,524                   37,100
 Mortgage
Cisco Systems          Common Stock            17275R102                   1,606,875                   15,000
Sun Hydraulics         Common Stock            866942105                   1,186,250                  182,500
MCI Wordcomm           Common Stock            55268B106                   1,010,841                   19,050
Hewlett Packard        Common Stock            428236103                     682,500                    6,000
AlTell                 Common Stock            020039103                     657,200                    7,948
Linear Technology      Common Stock            535678106                     644,062                    9,000

     COLUMN TOTALS                                                        44,111,472


                                        ITEM 6:                       ITEM 7:                         ITEM 8:
    ITEM 1:                       INVESTMENT DISCRETION              MANAGERS                     VOTING AUTHORITY
NAME OF ISSUER          (a) Sole    (b) Shared-  (c) Shared-                                          (SHARES)
                                    As Defined        Other        See Instr. V         (a) Sole        (b) Shared     (c) None
                                    in Instr. V
Nocopi Technologies      191,000                                                           191,000
 Com Par $.01
Mother Nature.com         58,000                                                            58,000
Oak Industries           335,040                                                           335,040
Federal National          37,100                                                            37,100
 Mortgage
Cisco Systems             15,000                                                            15,000
Sun Hydraulics           182,500                                                           182,500
MCI Wordcomm              19,050                                                            19,050
Hewlett Packard            6,000                                                             6,000
AlTell                     7,948                                                             7,948
Linear Technology          9,000                                                             9,000


Page 4 of 5                       FORM 13F

              NAME OF REPORTING MANAGER Account Management Corp.

                                                                                                       ITEM 5:
    ITEM 1:               ITEM 2:                    ITEM 3:               ITEM 4:                    SHARES OR
NAME OF ISSUER          TITLE OF CLASS           CUSIP NUMBER         FAIR MARKET VALUE            PRINCIPAL AMOUNT
Toys R Us              Common Stock            892335100                     543,780                   38,000
Microsoft              Common Stock            594918104                     467,000                    4,000
Schlumberger           Common Stock            806857108                     482,632                    8,600
SmithKline             Common Stock            832377105                     449,388                    7,008
 Beecham
Glaxo Wellcome         Common Stock            37733W105                     391,125                    7,000
Exxon                  Common Stock            302290101                     386,688                    4,800
Cabot Corp.            Common Stock            127055101                     264,875                   13,000
Alza Corp.             Common Stock            022615108                     248,123                    7,166
Cristalerias de        Common Stock            226714103                     244,375                   17,000
 Chile
Chevron                Common Stock            166751107                     207,888                    2,400

     COLUMN TOTALS                                                         3,685,874


                                        ITEM 6:                       ITEM 7:                         ITEM 8:
    ITEM 1:                       INVESTMENT DISCRETION              MANAGERS                     VOTING AUTHORITY
NAME OF ISSUER          (a) Sole    (b) Shared-  (c) Shared-                                          (SHARES)
                                    As Defined        Other        See Instr. V         (a) Sole        (b) Shared     (c) None
                                    in Instr. V
Toys R Us                 38,000                                                           38,000
Microsoft                  4,000                                                            4,000
Schlumberger               8,600                                                            8,600
SmithKline                 7,008                                                            7,008
 Beecham
Glaxo Wellcome             7,000                                                            7,000
Exxon                      4,800                                                            4,800
Cabot Corp.               13,000                                                           13,000
Alza Corp.                 7,166                                                            7,166
Cristalerias de           17,000                                                           17,000
 Chile
Chevron                    2,400                                                            2,400

Page 5 of 5                       FORM 13F

              NAME OF REPORTING MANAGER Account Management Corp.

                                                                                                       ITEM 5:
    ITEM 1:               ITEM 2:                    ITEM 3:               ITEM 4:                    SHARES OR
NAME OF ISSUER          TITLE OF CLASS           CUSIP NUMBER         FAIR MARKET VALUE            PRINCIPAL AMOUNT
Pepsico                Common Stock            713344108                     211,500                    6,000

     COLUMN TOTALS                                                           211,000


                                        ITEM 6:                       ITEM 7:                           ITEM 8:
    ITEM 1:                       INVESTMENT DISCRETION              MANAGERS                      VOTING AUTHORITY
NAME OF ISSUER          (a) Sole    (b) Shared-  (c) Shared-                                           (SHARES)
                                    As Defined        Other        See Instr. V         (a) Sole        (b) Shared     (c) None
                                    in Instr. V
Pepsico                    6,000                                                            6,000